Common Stock (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Offsetting Assets [Line Items]
Number of stock options, beginning balance	1,846,168
Stock options exercise Price, beginning Balance	$ 2.84
Number of stock options, ending balance		1,846,168
Stock options exercise Price, endning balance		$ 2.84
Stock options exercise Price, Cancelled/Forfeited		$ 2.84
Equity Option [Member]
Offsetting Assets [Line Items]
Number of stock options, beginning balance	4,545,500
Stock options exercise Price, beginning Balance	$ 8.00
Number of stock options, Granted		4,545,500
Stock options exercise Price, Granted		$ 8.00
Number of stock options, Cancelled/Forfeited
Stock options exercise Price, Cancelled/Forfeited
Number of stock options, Expired
Stock options exercise Price, Expired
Number of stock options, ending balance	4,545,500	4,545,500
Stock options exercise Price, endning balance	$ 8.00	$ 8.00
Number of stock options, Cancelled/Forfeited
Stock options exercise Price, Cancelled/Forfeited	8.00	$ 8.00
Equity Option [Member] | Maximum [Member]
Offsetting Assets [Line Items]
Stock options exercise Price, beginning Balance
Stock options exercise Price, endning balance
Stock options exercise Price, Cancelled/Forfeited